Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Results

The following is a summary of quarterly results (in thousands except per share data):

	Fiscal Year 2014
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest and dividend income	$90,941	$87,878	$84,886	$88,771
Interest expense	7,715	7,778	7,929	8,630

Net interest income	83,226	80,100	76,957	80,141
Provision for loan losses	2,749	1,500	(2,690)	(875)
Noninterest income	8,501	10,314	10,140	10,826
Noninterest expense	48,318	54,278	49,327	48,299
Net income	$27,875	$22,502	$25,971	$28,604
Earnings per share	$0.48	$0.39	$0.45	$0.49

	Fiscal Year 2013
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest and dividend income	$87,092	$88,156	$85,581	$88,805
Interest expense	8,812	9,206	9,942	11,201

Net interest income	78,280	78,950	75,639	77,604
Provision for loan losses	(2,460)	3,500	534	10,000
Noninterest income	12,802	12,934	15,933	18,163
Noninterest expense	53,003	50,277	53,780	51,530
Net income	$26,323	$24,318	$23,918	$21,684
Earnings per share	$0.46	$0.42	$0.41	$0.37